Cover	Jan. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2024
Entity File Number	001-33037
Entity Registrant Name	Primis Financial Corp.
Entity Central Index Key	0001325670
Entity Tax Identification Number	20-1417448
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	1676 International Drive, Suite 900
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	893-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK
Trading Symbol	FRST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false